Employee Benefit Plans (Details 6) (USD $) In Millions	Dec. 31, 2010
Expected benefit payments and federal prescription drug subsidy
2011, Federal Prescription Drug Subsidy	$ (2)
2012, Federal Prescription Drug Subsidy	(3)
2013, Federal Prescription Drug Subsidy	(3)
2014, Federal Prescription Drug Subsidy	(3)
2015, Federal Prescription Drug Subsidy	(3)
2016-2020, Federal Prescription Drug Subsidy	(20)
Pension Benefits [Member]
Expected benefit payments and federal prescription drug subsidy
2011	51
2012	51
2013	54
2014	68
2015	75
2016-2020	536
Other Postretirement Benefits [Member]
Expected benefit payments and federal prescription drug subsidy
2011	18
2012	18
2013	18
2014	18
2015	19
2016-2020	$ 107